EQUITY (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 02, 2022	Jan. 22, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Feb. 01, 2022
Warrants issued (in shares)							70,357,155
Per unit price (in dollars per share)							$ 0.028
Common stock, shares authorized (in shares)			990,000,000		990,000,000	990,000,000
Common stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001	0.014
Common stock, shares, outstanding (in shares)			772,483,465		679,513,554	498,546,291
Debt conversion, converted instrument, amount					$ 75,000	$ 5,056,000
Stock-based compensation expense for services					695,000	1,079,000
Stock issued for cash, amount			$ 1,970,000	$ 4,375,000	$ 4,375,000	$ 3,756,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					146,212	3,910,805
Additional Paid-In Capital
Debt conversion, converted instrument, amount					$ 75,000	$ 5,031,000
Stock-based compensation expense for services					$ 678,000	1,074,000
Stock issued for cash (in shares)					21,000,000
Stock issued for cash, amount			$ 1,969,000	$ 4,350,000	$ 4,350,000	$ 3,746,000
Michael Nahass
Aggregate purchase price		$ 3,100
Payments for repurchase in cash		1,000.0
Promissory notes		2,100
Derek Peterson
Private placement		$ 3,500
Warrants issued (in shares)		4,945,055
Per unit price (in dollars per share)		$ 0.01
Common Stock
Conversion of shares		16,485,714
Convertible preferred stock, shares issued upon conversion					10,000
Common stock, par value (in dollars per share)							$ 0.014
Stock Issued During Period, Value, Stock Options Exercised					$ 1,500
Converted debt and accrued interest (in shares)	294,452
Debt conversion, converted instrument, amount	$ 80.00
Cashless exercise of warrants (in shares)					4,759,708
Common shares for the exercise of stock options (in shares)					146,212
Common shares issued to employees (in shares)					2,100,000
Common shares issued to directors (in shares)					943,128
Common shares issued to third-party service providers (in shares)					16,906,230
Holdback common shares issued (in shares)					23,424,674
Stock issued for cash (in shares)					25,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					107,142,857
Deposit recorded					$ 1,500
Preferred Stock Series V
Warrants issued (in shares)							70,357,155
Number of authorized shares (in shares)					25,000,000
Preferred stock convertible series A
Shares acquired (in shares)					8
Convertible promissory note
Promissory note amount								$ 50.00